Royalty Purchase and Sale Agreement (Details) $ in Thousands		1 Months Ended		3 Months Ended		9 Months Ended	12 Months Ended
	Nov. 01, 2023 USD ($) agreement	Dec. 31, 2023 USD ($)	Nov. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($) agreement	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Royalty Purchase And Sale Agreement [Line Items]
Net proceeds from the royalty purchase and sale agreement							$ 36,474
Issuance costs related to royalty purchase and sale agreement							1,000
HCR Agreement [Member]
Royalty Purchase And Sale Agreement [Line Items]
Maximum consideration for royalties sold or agreed to sell	$ 40,000				$ 40,000
Upfront payment received		$ 20,000	$ 17,500
Original upfront payment amount			17,500
Net proceeds after transaction costs and advisory fees		19,770	$ 16,915
Net proceeds after advisory fees		19,770
Original Milestone payment amount		20,000
Additional Issuance costs					211		211
Net proceeds from the royalty purchase and sale agreement					36,474		36,474
Additional milestone payments to be earned				$ 2,500		$ 2,500
Issuance costs related to royalty purchase and sale agreement					1,025		1,025
Payments				$ 694		$ 1,989
HCR Agreement [Member] | Japan Sales milestone [Member]
Royalty Purchase And Sale Agreement [Line Items]
Additional milestone payments to be earned		$ 2,500			$ 2,500		$ 2,500
HCR Agreement [Member] | If the 2029 Threshold is achieved on or prior to December 31, 2029
Royalty Purchase And Sale Agreement [Line Items]
Threshold number of times of aggregate payments made by HCR, considered for termination of agreement | agreement	2				2
HCR Agreement [Member] | If the 2029 Threshold is not achieved on or prior to December 31, 2029
Royalty Purchase And Sale Agreement [Line Items]
Threshold number of times of aggregate payments made by HCR, considered for termination of agreement | agreement	2.8				2.8